INCOME TAXES (Details 2) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Loss on ordinary activities before tax	$ 4,567	$ 2,434
Statutory U.K. income tax rate	19.00%	19.00%
Loss at statutory income tax rate	$ 868	$ 462
Change (increase) in deferred income tax rate	274
Foreign currency effect	1,788	444
Research and development credit		21
Losses (unrecognized)		(462)
Income tax benefit	$ 2,930	$ 465